Segment information - Schedule of Segment Results (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of operating segments [line items]
Net sales	€ 36,126	€ 34,463	[1]	€ 35,072	[1]
Other revenues	1,505	1,214	[1]	1,149	[1]
Cost of sales	(11,976)	(11,435)	[1]	(11,613)	[1]
Research and development expenses	(6,018)	(5,894)	[1]	(5,472)	[1]
Selling and general expenses	(9,883)	(9,859)	[1]	(10,072)	[1]
Share of profit/(loss) from investments accounted for using the equity method	255	499		85
Net income attributable to non-controlling interests	31	104	[1]	121	[1],[2]
Pharmaceuticals
Disclosure of operating segments [line items]
Net sales	25,708	24,685		25,173
Consumer Healthcare
Disclosure of operating segments [line items]
Net sales	4,687	4,660		4,798
Vaccines
Disclosure of operating segments [line items]
Net sales	5,731	5,118		5,101
New segment reporting model | Pharmaceuticals
Disclosure of operating segments [line items]
Net sales	25,708	24,685		25,173
Other revenues	229	252		287
Cost of sales	(6,745)	(6,738)		(6,766)
Research and development expenses	(4,622)	(4,572)		(4,056)
Selling and general expenses	(5,375)	(5,431)		(5,649)
Other operating income and expenses	(633)	(37)		34
Share of profit/(loss) from investments accounted for using the equity method	428	425		212
Net income attributable to non-controlling interests	(21)	(96)		(110)
Business operating income	8,969	8,488		9,125
New segment reporting model | Consumer Healthcare
Disclosure of operating segments [line items]
Net sales	4,687	4,660		4,798
Other revenues	1	0		0
Cost of sales	(1,582)	(1,539)		(1,612)
Research and development expenses	(148)	(143)		(123)
Selling and general expenses	(1,563)	(1,534)		(1,645)
Other operating income and expenses	192	101		94
Share of profit/(loss) from investments accounted for using the equity method	(17)	1		1
Net income attributable to non-controlling interests	(14)	(10)		(15)
Business operating income	1,556	1,536		1,498
New segment reporting model | Vaccines
Disclosure of operating segments [line items]
Net sales	5,731	5,118		5,101
Other revenues	1,275	962		862
Cost of sales	(3,380)	(2,854)		(2,798)
Research and development expenses	(653)	(555)		(557)
Selling and general expenses	(786)	(710)		(728)
Other operating income and expenses	(1)	(4)		(107)
Share of profit/(loss) from investments accounted for using the equity method	9	(3)		1
Net income attributable to non-controlling interests	0	0		0
Business operating income	2,195	1,954		1,774
New segment reporting model | Other
Disclosure of operating segments [line items]
Net sales	0	0		0
Other revenues	0	0		0
Cost of sales	(267)	(190)		(271)
Research and development expenses	(599)	(624)		(736)
Selling and general expenses	(2,156)	(2,156)		(2,050)
Other operating income and expenses	60	(124)		(17)
Share of profit/(loss) from investments accounted for using the equity method	0	0		0
Net income attributable to non-controlling interests	0	0		0
Business operating income	(2,962)	(3,094)		(3,074)
New segment reporting model | Total Sanofi
Disclosure of operating segments [line items]
Net sales	36,126	34,463		35,072
Other revenues	1,505	1,214		1,149
Cost of sales	(11,974)	(11,321)		(11,447)
Research and development expenses	(6,022)	(5,894)		(5,472)
Selling and general expenses	(9,880)	(9,831)		(10,072)
Other operating income and expenses	(382)	(64)		4
Share of profit/(loss) from investments accounted for using the equity method	420	423		214
Net income attributable to non-controlling interests	(35)	(106)		(125)
Business operating income	€ 9,758	€ 8,884		€ 9,323

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[2]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).